CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	$ 110	$ (10)	$ 55	$ 79
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	15	0	(257)	0
Actuarial loss on defined benefit plans	13	(4)	27	(2)
Deferred tax recovery (expense) on above item	(5)	0	40	0
Unrealized (loss) gain on investments in equity securities	3	2	5	(8)
Equity-accounted investments	1	(1)	(1)	0
Total items that will not be reclassified to net income	27	(3)	(186)	(10)
Other comprehensive income (loss) that will be reclassified to net income
Foreign currency translation	333	238	(338)	(1,566)
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	(89)	(20)	3	(40)
Gain on foreign exchange swaps net investment hedge	(12)	(3)	16	43
Reclassification adjustments for amounts recognized in net income	49	(15)	(3)	(34)
Deferred income taxes on above items	10	9	(2)	15
Equity-accounted investments	2	6	(1)	(8)
Total items that may be reclassified subsequently to net income	293	215	(325)	(1,590)
Other comprehensive income (loss)	320	212	(511)	(1,600)
Other comprehensive income (loss) that will not be reclassified to net income	430	202	(456)	(1,521)
Other comprehensive income (loss) that will be reclassified to net income
Preferred limited partners' equity	15	14	29	26
Limited partners' equity	43	(35)	(179)	(473)
Other comprehensive income (loss) that will not be reclassified to net income	430	202	(456)	(1,521)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	149	12	206	62
Other comprehensive income (loss) that will be reclassified to net income
Other comprehensive income (loss)	127	195	(345)	(805)
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	276	207	(139)	(743)
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	19	15	39	31
Other comprehensive income (loss) that will be reclassified to net income
Other comprehensive income (loss)	1		(1)	(7)
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	20	15	38	24
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(25)	(24)	(71)	(22)
Other comprehensive income (loss) that will be reclassified to net income
Other comprehensive income (loss)	56	(1)	(55)	(320)
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	31	(25)	(126)	(342)
BEPC exchangeable shares
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(22)		(63)
Other comprehensive income (loss) that will be reclassified to net income
Other comprehensive income (loss)	49		(49)
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	27	0	(112)	0
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	6	6	13	13
Other comprehensive income (loss) that will be reclassified to net income
Other comprehensive income (loss)	9	20	17	(26)
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	15	26	30	(13)
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	3		3
Other comprehensive income (loss) that will be reclassified to net income
Non-controlling interests	$ 3	$ 0	$ 3	$ 0